Promissory Note – Legacy MMV	12 Months Ended
Dec. 31, 2022
Promissory Note [Abstract]
Promissory Note – Legacy MMV

Note 7 — Promissory Note – Legacy MMV

On January 6, 2022, each of the parties to the Merger Agreement and Avatar Group Holdings Limited entered into a First Amendment to the Merger Agreement (the “Amendment”). Under the Amendment, Legacy MMV agrees to make to Company, and the Company agrees to borrow from Legacy MMV three tranches of non-interest bearing loans in the aggregate principal amount of $2,750,000, all of which shall become repayable upon closing of the Business Combination, or if the Company, PubCo and Merger Sub materially breach the Merger Agreement or the Amendment and such breach has not been cured within fifteen (15) days after the Company’s receipt of such notice containing the details of breach. As of December 31, 2022, we received $2,684,975 under such loan.

On September 29, 2022, the Company, Legacy MMV and other named parties entered into the Second Amendment to the Merger Agreement pursuant to which, Legacy MMV agreed to make an interest-free loan to the Company for an aggregate principal amount of $525,000 in two tranches, all of which shall become repayable only at the closing of a business combination by the Company or as otherwise stipulated.

On January 10, 2022, March 21, 2022, June 21, 2022, June 29, 2022 and September 30, 2022, the Company received loans for an aggregate of $2,684,975, from the target company, Legacy MMV. As of December 31, 2022, $2,684,975 was outstanding under this loan.